Summary of Significant Accounting Policies - Additional Information (Detail) € / shares in Units, € in Thousands	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2023 kr / shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of summary of significant accounting policies [line items]
Carrying amount of non-current lease liabilities	€ 84,619		€ 95,400
Carrying amount of current lease liabilities	14,174		13,791
Nominal amount of treasury shares	146		149	€ 21
Nominal value common shares | kr / shares		kr 1
Convertible Senior Notes	407,100
Derivative liabilities	€ 143,296		€ 157,950
Ordinary shares [member]
Disclosure of summary of significant accounting policies [line items]
Nominal value common shares | € / shares	€ 0.13